Offerings	Aug. 27, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	15,552,652
Proposed Maximum Offering Price per Unit	29.16
Maximum Aggregate Offering Price	$ 453,515,332.32
Fee Rate	0.01476%
Amount of Registration Fee	$ 66,938.86
Offering Note	Note 1a (applies to Offering Lines 1 and 2): Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement on Form S-8 shall also cover any additional shares of Affirm Holdings, Inc. Class A common stock, $0.00001 par value per share (the Common Stock), that become issuable under the Affirm Holdings, Inc. Amended and Restated 2012 Stock Plan (the 2012 Stock Plan) and the Affirm Holdings, Inc. 2020 Employee Stock Purchase Plan (the 2020 ESPP) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable. Note 1b: The Fee Calculation Rule is estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based on the average of the high and low sales prices per share of the Class A Common Stock as reported on The Nasdaq Global Select Market (Nasdaq) on August 21, 2024 of $29.16 per share. Note 1c: The Amount Registered Represents (i) 15,552,652 additional shares of Common Stock reserved for future issuance under the 2012 Stock Plan resulting from the automatic annual increase in the number of authorized shares of Common Stock reserved and available for issuance under the 2012 Stock Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	3,110,530
Proposed Maximum Offering Price per Unit	24.79
Maximum Aggregate Offering Price	$ 77,110,038.70
Fee Rate	0.01476%
Amount of Registration Fee	$ 11,381.44
Offering Note	Note 2a: The Fee Calculation Rule is estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based on 85% of the average of the high and low sales prices per share of the Common Stock as reported on Nasdaq on August 21, 2024 of $24.79 per share. Pursuant to the 2020 ESPP, the purchase price of a share of Common Stock is 85% of the fair market value of the Common Stock. Note 2b: The Amount Registered represents 3,110,530 additional shares of Common Stock reserved for future issuance under the 2020 ESPP resulting from the automatic annual increase in the number of authorized shares of Common Stock reserved and available for issuance under the 2020 ESPP.